STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table summarizes the stock option activities and related information for the years ended December 31, 2022, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of January 1, 2020	50,405	8,325	4.41
Granted	870	45,140	9.59
Forfeited/cancelled	(20)	33,320	-
Exercised	-	-	-
Outstanding as of December 31, 2020	51,255	8,940	3.51
Granted	50	48,060	9.59
Forfeited/cancelled	(15)	33,320	-
Exercised	-	-	-
Outstanding as of December 31, 2021	51,290	8,971	2.52
Granted	5,771	1	10.00
Forfeited/cancelled	(635)	14,500	-
Exercised	(1,600)	8,225	-
Outstanding as of December 31, 2022	54,826	7,985	2.40
Vested and exercisable as of December 31, 2022	49,005	8,884	1.50

SCHEDULE OF SIGNIFICANT ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE STOCK OPTIONS

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes the significant assumptions used in the model to estimate the fair value of the stock options for the years ended December 31, 2021 and 2020:

	For the Years Ended
	December 31,
	2021	2020
Expected volatility	55.50%	58.40%
Risk-free interest rate	0.02%	0.02%
Dividend yield	0%	0%
Exercise term	10.0 years	9.7 years